Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 CNY (¥) ¥ / $ shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2012 shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents maturity period	The Company considers cash on hand, demand deposits with banks with original maturities of three months or less when purchased to be cash and cash equivalents.
Other-than-temporary losses reclassified into earnings | ¥	¥ 0	¥ 0
Noon buying rate | ¥ / $	6.2046
Dilutive potential common shares | shares	0	0	0